Stock-Based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2025
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Cost of revenues	1,407	1,128	940
Sales and marketing	6,440	5,197	2,468
Research and development	2,744	2,138	1,788
General and administrative	9,371	8,017	8,471
Effect on net income	19,962	16,480	13,667

Schedule of weighted-average assumptions

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Expected dividend yield (%)	—	—	—
Expected volatility (%)	30.0	30.8	29.2
Risk-free rate (%)	3.6	3.2	2.4
Expected option life (years)	5	5	5

Schedule of stock option activity

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$79.80
Exercised	(285,808)	$33.06
Forfeited	(17,919)	$62.30
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8
Granted	280,658	$88.82
Exercised	(332,109)	$37.25
Forfeited	(15,199)	$77.06
Balance at January 31, 2025	1,501,901	$61.06	3.8	$91.6

Vested or expected to vest at January 31, 2025	1,501,901	$61.06	3.8	$91.6

Exercisable at January 31, 2025	1,091,499	$54.70	3.3	$73.5

Schedule of unvested stock options activity

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2023	488,821	$16.11
Granted	278,845	$26.19
Vested	(303,628)	$17.74
Forfeited	(17,485)	$18.29
Balance at January 31, 2024	446,553	$20.67
Granted	280,658	$29.53
Vested	(301,921)	$21.88
Forfeited	(14,888)	$25.16
Balance at January 31, 2025	410,402	$25.21

Schedule of performance share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$105.96
Performance units issued	68,005	$53.80
Exercised	(87,354)	$14.29
Forfeited	(2,475)	$81.82
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3
Granted	92,873	$109.77
Performance units issued	40,477	$80.11
Exercised	(109,820)	$19.88
Forfeited	(3,428)	$80.66
Balance at January 31, 2025	1,008,645	$62.92	4.6	$123.1

Vested or expected to vest at January 31, 2025	1,008,645	$62.92	4.6	$123.1

Exercisable at January 31, 2025	726,075	$47.45	3.2	$88.6

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$79.89
Exercised	(53,898)	$8.52
Forfeited	(413)	$60.66
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1
Granted	62,597	$88.66
Exercised	(54,173)	$13.36
Forfeited	(829)	$70.74
Balance at January 31, 2025	489,689	$48.48	5.0	$59.8

Vested or expected to vest at January 31, 2025	489,689	$48.48	5.0	$59.8

Exercisable at January 31, 2025	427,613	$43.14	4.4	$52.2

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(11,092)
Balance at January 31, 2024	11,370	1.8
Granted	8,579
Vested and settled in cash	(7,333)
Forfeited	(599)
Balance at January 31, 2025	12,017	1.7

Non-vested at January 31, 2025	12,017	1.7